Investments (Amounts Recognized In Consolidated Statements Of Operations Related To Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income on FMG Note	$ 214,455	$ 149,257	$ 66,079
Amortization expense on prepaid mining interest	54,429	53,228	53,692
Fortescue [Member]
Interest income on FMG Note	214,455	149,257	66,079
Interest accreted on zero-coupon note component	4,533	4,030	3,582
Amortization expense on prepaid mining interest	$ 11,800	$ 9,943	$ 7,293